Inventory, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Inventory, Net
Inventory, Net
10. Inventory, net

Inventory is stated at the lower of cost or market using the first-in first-out method. The Company's inventory as of June 30, 2011 and December 31, 2010 was approximately as follows:

	Unaudited	Audited
	June 30, 2011	December 31, 2010
Raw Materials	$-	$264,000
Finished Goods	352,000	480,000
Total Gross Inventory	$352,000	$744,000
Less: Inventory reserve	(18,000)	(18,000)
Total Inventory	$334,000	$726,000

Note 3 — Inventory

The Company's inventory components as of December 31, 2010 and 2009 were as follows:

	December 31,
	2010	2009
Raw Materials	$264,000	$257,000
Finished Goods	480,000	414,000
Total Gross Inventory	744,000	671,000
Less: Inventory reserve	(18,000)	(18,000)
Total Inventory	$726,000	$653,000